1. NATURE OF OPERATIONS AND GOING CONCERN: Schedule of Loss, Deficit and Working Capital (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Deficit	$ (27,334,019)	$ (25,228,411)	$ (21,091,609)
Working capital	$ (465,454)	$ 439,228	$ 1,272,259